Fair value measurement and financial risk management, Market Risk and Credit Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest Rate Risk [Member]
Market Risk [Abstract]
Percentage of change in interest rate	1.00%	1.00%
Increase (decrease) of loss before tax due to change in interest rates on cash and on short-term deposits	$ 578,000	$ 174,000
Interest Rate Risk [Member] | Bottom of Range [Member]
Market Risk [Abstract]
Percentage of interest rate earned in interest-bearing financial assets	0.00%
Interest Rate Risk [Member] | Top of Range [Member]
Market Risk [Abstract]
Percentage of interest rate earned in interest-bearing financial assets	1.00%
Euro to US Dollar Exchange Rate [Member]
Market Risk [Abstract]
Increase in loss before tax due to 10% adverse movement in exchange rate	$ 4,005,000
Percentage of adverse movement in exchange rate	10.00%
Percentage of favorable movement in exchange rate	10.00%
Pound to US Dollar Exchange Rate [Member]
Market Risk [Abstract]
Increase in loss before tax due to 10% adverse movement in exchange rate	$ 114,000
Percentage of adverse movement in exchange rate	10.00%
Percentage of favorable movement in exchange rate	10.00%
Credit Risk [Member] | Trade Receivables [Member]
Credit Risk [Abstract]
Percentage of credit risk from major customers	36.00%	42.00%